Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$355,507.26

Principal:
Principal Collections	$6,469,874.62
Prepayments in Full	$1,904,240.65
Liquidation Proceeds	$43,118.19
Recoveries	$69,460.57
Sub Total	$8,486,694.03
Collections	$8,842,201.29

Purchase Amounts:
Purchase Amounts Related to Principal	$210,231.55
Purchase Amounts Related to Interest	$1,084.39
Sub Total	$211,315.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,053,517.23

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,053,517.23
Servicing Fee	$75,636.76	$75,636.76	$0.00	$0.00	$8,977,880.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,977,880.47
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,977,880.47
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,977,880.47
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,977,880.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,977,880.47
Interest - Class B Notes	$35,028.82	$35,028.82	$0.00	$0.00	$8,942,851.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,942,851.65
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$8,913,033.65
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,913,033.65
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$8,872,253.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,872,253.15
Regular Principal Payment	$8,580,102.75	$8,580,102.75	$0.00	$0.00	$292,150.40
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$292,150.40
Residual Released to Depositor	$0.00	$292,150.40	$0.00	$0.00	$0.00
Total		$9,053,517.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,580,102.75
Total					$8,580,102.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,580,102.75	$217.38	$35,028.82	$0.89	$8,615,131.57	$218.27
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$8,580,102.75	$6.39	$105,627.32	$0.08	$8,685,730.07	$6.47

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$36,551,812.57	0.9260657	$27,971,709.82	0.7086828
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$89,171,812.57	0.0664450	$80,591,709.82	0.0600516

Pool Information
Weighted Average APR	4.488%	4.536%
Weighted Average Remaining Term	17.34	16.68
Number of Receivables Outstanding	13,814	13,119
Pool Balance	$90,764,117.78	$81,971,624.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$89,171,812.57	$80,591,709.82
Pool Factor	0.0670635	0.0605669

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$1,379,914.20
Targeted Overcollateralization Amount	$1,379,914.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,379,914.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$165,028.75
(Recoveries)		97	$69,460.57
Net Loss for Current Collection Period			$95,568.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2635%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5493%
Second Preceding Collection Period			0.9584%
Preceding Collection Period			1.5478%
Current Collection Period			1.3278%
Four Month Average (Current and Preceding Three Collection Periods)			1.0958%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,057	$9,560,635.92
(Cumulative Recoveries)			$1,790,532.62
Cumulative Net Loss for All Collection Periods			$7,770,103.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5741%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,890.57
Average Net Loss for Receivables that have experienced a Realized Loss			$1,536.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.41%	294	$2,793,455.47
61-90 Days Delinquent	0.39%	30	$317,658.12
91-120 Days Delinquent	0.01%	2	$11,269.38
Over 120 Days Delinquent	0.79%	53	$645,633.32
Total Delinquent Receivables	4.60%	379	$3,768,016.29

Repossession Inventory:
Repossessed in the Current Collection Period		8	$54,281.92
Total Repossessed Inventory		12	$133,890.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6739%
Preceding Collection Period			0.5719%
Current Collection Period			0.6479%
Three Month Average			0.6312%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer